SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    Janauary 28, 2008

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 88

Form 13F Information Table Value Total:            378,348
$ (thousands)

                                  Form 13F Information Table
                         Title of                 Value       Shares             Investment  Other      Voting
Name of Issuer            Class       Cusip     (x$1000)    or Prn Amt    SH/PRN Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101         8,087        189,258   SH    sole         n/a     sole
Akamai Technologies     com       00971T101         8,018        231,730   SH    sole         n/a     sole
Allstate Corp.          com       020002101         1,413         27,050   SH    sole         n/a     sole
Altria Group            com       02209S103         1,187         15,705   SH    sole         n/a     sole
Amazon.com              com       023135106        13,931        150,380   SH    sole         n/a     sole
America Movil - ADR     com       02364W105         1,105         18,000   SH    sole         n/a     sole
American Express        com       025816109         2,529         48,610   SH    sole         n/a     sole
American Int'l Group    com       026874107         9,785        167,834   SH    sole         n/a     sole
Ameriprise Financial    com       03076C106           534          9,692   SH    sole         n/a     sole
Amgen Inc.              com       031162100         1,282         27,600   SH    sole         n/a     sole
Apollo Group            com       037604105        11,090        158,090   SH    sole         n/a     sole
Avon Products Inc.      com       054303102         2,933         74,195   SH    sole         n/a     sole
Bank of Amer. Corp.     com       060505104         5,368        130,100   SH    sole         n/a     sole
Becton, Dickinson       com       075887109           334          4,000   SH    sole         n/a     sole
Bed Bath & Beyond       com       075896100         6,068        206,450   SH    sole         n/a     sole
Berkshire Hathaway B    com       084670207         3,244            685   SH    sole         n/a     sole
Broadcom Corp.          com       111320107         6,704        256,460   SH    sole         n/a     sole
Burlington N SantaFe    com       12189T104           849         10,200   SH    sole         n/a     sole
Carnival Corp.          com       143658300        10,206        229,405   SH    sole         n/a     sole
Celgene Corp.           com       151020104         3,365         72,820   SH    sole         n/a     sole
Cisco Systems Inc.      com       17275R102         9,825        362,962   SH    sole         n/a     sole
Citadel Broadcasting    com       17285T106            43         21,036   SH    sole         n/a     sole
Coach Inc.              com       189754104         6,555        214,360   SH    sole         n/a     sole
Cognizant Tech Sol.     com       192446102         6,691        197,145   SH    sole         n/a     sole
Colgate-Palmolive       com       194162103           218          2,800   SH    sole         n/a     sole
Comcast Corp. Cl 'A'    com       20030N101           797         43,635   SH    sole         n/a     sole
Comcast Special A       com       20030N200           486         26,812   SH    sole         n/a     sole
Corning Inc.            com       219350105         9,278        386,760   SH    sole         n/a     sole
Covance Inc.            com       222816100         2,634         30,410   SH    sole         n/a     sole
Discovery Holding Co.   com       25468Y107           222          8,836   SH    sole         n/a     sole
Eli Lilly               com       532457108         3,242         60,716   SH    sole         n/a     sole
Flextronics Intl Ltd    com       Y2573F102         8,762        726,515   SH    sole         n/a     sole
Gannett Co. Inc.        com       364730101           965         24,750   SH    sole         n/a     sole
Genentech Inc.          com       368710406         3,339         49,780   SH    sole         n/a     sole
General Electric Co.    com       369604103         3,170         85,520   SH    sole         n/a     sole
Gilead Sciences Inc.    com       375558103         4,474         97,229   SH    sole         n/a     sole
GlaxoSmithKline PLC     com       37733W105         4,989         99,000   SH    sole         n/a     sole
Goldman Sachs Group     com       38141G104         7,231         33,625   SH    sole         n/a     sole
Graphic Packaging       com       388688103            84         22,815   SH    sole         n/a     sole
Hartford Fin'l Ser.     com       416515104         1,242         14,250   SH    sole         n/a     sole
Hess Corp.              com       42809H107         2,965         29,400   SH    sole         n/a     sole
International Paper     com       460146103           243          7,500   SH    sole         n/a     sole
Int'l Bus. Machines     com       459200101        10,458         96,741   SH    sole         n/a     sole
Janus Capital Group     com       47102X105         1,395         42,470   SH    sole         n/a     sole
Johnson & Johnson       com       478160104         1,790         26,840   SH    sole         n/a     sole
Kraft Foods Inc.        com       50075N104           355         10,866   SH    sole         n/a     sole
Legg Mason, Inc.        com       524901105         6,139         83,925   SH    sole         n/a     sole
Liberty Media Hldg A    com       53071M302           541          4,644   SH    sole         n/a     sole
Libery Media Inter A    com       53071M104           443         23,228   SH    sole         n/a     sole
Macy's Inc.             com       55616P104           445         17,200   SH    sole         n/a     sole
Marvell Technology      com       G5876H105         5,938        424,765   SH    sole         n/a     sole
Maxim Integrated        com       57772K101         3,721        140,535   SH    sole         n/a     sole
Merck & Co.             com       589331107         4,760         81,912   SH    sole         n/a     sole
Micron Technology       com       595112103           123         17,000   SH    sole         n/a     sole
Monsanto Co.            com       61166W101        21,902        196,096   SH    sole         n/a     sole
Monster Worldwide       com       611742107         7,001        216,095   SH    sole         n/a     sole
News Corp ADR PRF       com       65248E104           279         13,640   SH    sole         n/a     sole
Nordstrom Inc.          com       655664100         1,175         32,000   SH    sole         n/a     sole
Nortel Networks Corp.   com       656568508           494         32,757   SH    sole         n/a     sole
Paychex, Inc.           com       704326107         6,777        187,095   SH    sole         n/a     sole
PepsiCo Inc.            com       713448108         7,797        102,725   SH    sole         n/a     sole
Pfizer, Inc.            com       717081103         6,265        275,631   SH    sole         n/a     sole
Pharma. Product Dev.    com       717124101         2,257         55,900   SH    sole         n/a     sole
Plains Explor & Prod    com       7265005100        4,492         83,185   SH    sole         n/a     sole
PowerShares QQQ Trust   com       73935A104         6,466        126,238   SH    sole         n/a     sole
Procter & Gamble        com       742718109         2,349         32,000   SH    sole         n/a     sole
Royal Caribbean Cru.    com       V7780T103           255          6,000   SH    sole         n/a     sole
Royal Dutch Shell PLC   com       780259206         4,412         52,400   SH    sole         n/a     sole
RR Donnelley & Sons     com       257867101           706         18,705   SH    sole         n/a     sole
Seagate Technology      com       G7945J104         8,222        322,430   SH    sole         n/a     sole
Sealed Air Corp.        com       81211K100         1,250         54,000   SH    sole         n/a     sole
St. Jude Medical Inc.   com       790849103         7,220        177,650   SH    sole         n/a     sole
Standard & Poors DR.    com       78462F103        13,947         95,391   SH    sole         n/a     sole
State Street Corp.      com       857477103         8,733        107,555   SH    sole         n/a     sole
Symantec Corp.          com       871503108           194         12,000   SH    sole         n/a     sole
Target Corp.            com       87612E106         8,036        160,720   SH    sole         n/a     sole
Telefonos Mexico 'L'    com       879403780           442         12,000   SH    sole         n/a     sole
Telephone & Data        com       879433100           313          5,000   SH    sole         n/a     sole
Telephone & Data - Sp   com       879433860           288          5,000   SH    sole         n/a     sole
Union Pacific Corp.     com       907818108           628          5,000   SH    sole         n/a     sole
United Parcel Service   com       911312106         8,650        122,315   SH    sole         n/a     sole
Vodafone Grp. PLC ADR   com       92857W100           635         17,007   SH    sole         n/a     sole
Walt Disney Co.         com       254687106         8,843        273,953   SH    sole         n/a     sole
Washington Post 'B'     com       939640108         4,946          6,250   SH    sole         n/a     sole
Western Union Co.       com       959802109         4,618        190,192   SH    sole         n/a     sole
Wyeth                   com       983024100           791         17,900   SH    sole         n/a     sole
Yahoo! Inc.             com       984332106         7,174        308,405   SH    sole         n/a     sole
Yum! Brands Inc.        com       988498101         2,044         53,400   SH    sole         n/a     sole
Zimmer Holdings Inc.    com       98956P102         7,151        108,110   SH    sole         n/a     sole